Sources of finance - Analysis of Future Anticipated Cash Flows Related to Debt (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (8,453.3)	£ (8,810.3)
Effect of discounting/financing rates	1,793.4	1,935.8
Debt financing	(6,659.9)	(6,874.5)
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Debt financing	(1,025.1)	(624.1)
Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Debt financing	(423.8)	(727.6)
Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Debt financing	(761.0)	(421.0)
Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Debt financing	(609.8)	(1,384.2)
Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Debt financing	(670.1)	(356.6)
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Debt financing	(3,170.1)	(3,361.0)
Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(8,011.3)	(8,417.1)
Borrowings [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(748.4)	(391.7)
Borrowings [member] | Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(596.8)	(896.3)
Borrowings [member] | Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(937.1)	(584.3)
Borrowings [member] | Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(742.5)	(1,537.8)
Borrowings [member] | Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(786.8)	(487.9)
Borrowings [member] | Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(4,199.7)	(4,519.1)
Bank overdrafts [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (442.0)	£ (393.2)